Finance Income and Expense - Schedule of Finance Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Interest on long-term debt	$ 28	$ 80	$ 80
Interest on lease obligations	22	26	21
Commitment fees and amortization of debt issuance costs	9	11	13
Accretion costs and other	34	28	23
Total finance expense	$ 93	$ 145	$ 137